Administrative Expenses	12 Months Ended
Dec. 31, 2023
Administrative Expenses [Abstract]
ADMINISTRATIVE EXPENSES

NOTE 31 - ADMINISTRATIVE EXPENSES

For the years ended December 31, 2023, 2023 and 2022, the composition of the item is as follows:

	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
General administrative expenses
Maintenance and repair of property, plant and equipment	23,720	23,411	22,157
Short term leases contracts	9,712	5,503	3,844
Other expenses related to leases contracts	87	30	20
Insurance payments	4,839	5,656	5,133
Office supplies	5,426	6,588	4,285
IT and communication expenses	83,898	85,209	80,965
Heating, and other utilities	5,388	5,514	4,213
Security and valuables transport services	19,893	16,459	13,490
Representation and personnel travel expenses	3,140	2,314	2,723
Judicial and notarial expenses	1,282	911	915
Fees for technical reports, assessments and auditing	6,450	8,760	7,950
Fines applied by FMC and other agencies	29	51	-
Other general administrative expenses	20,708	20,631	14,337
Subtotal	184,572	181,037	160,032
Outsourced services
Data processing	44,677	41,714	36,250
Technological development, certification and testing service	3,629	3,197	3,442
Administration and supply of external human resources	36	21	105
Call center for sale, marketing and control quality of client’ services	7	15	8
External collection services	308	427	241
External ATM administration and maintenance services	504	525	377
External cleaning, casino, custody, storage services	3,837	4,691	4,395
Product sale and distribution services	-	119	368
External credit evaluation services	5,347	5,195	7,243
Other	30,532	26,042	21,887
Subtotal	88,877	81,946	74,316
Board expenses	1,711	1,764	1,539
Marketing expenses	23,555	25,984	26,321
Taxes, payroll taxes, and contributions
Real estate taxes	2,185	2,107	1,893
Patents	2,698	2,134	2,289
Other taxes	5	2	5
Contributions to FMC	16,508	15,245	13,739
Subtotal	21,396	19,488	17,926
Total	320,111	310,219	280,134